THOMPSON COBURN LLP

One US Bank Plaza

St. Louis, MO 63101

(314) 552-6295

February 1, 2010

EDGAR CORRESPONDENCE

Mary A. Cole, Esq.

Senior Counsel

Securities and Exchange Commission

450 5th Street, NW, 5-6

Washington, DC 20549

Re: Unified Series Trust (SEC File Nos. 811-21237 and 333-100654)

Dear Mary:

          We are enclosing Post-Effective Amendment No. 138 (“PEA No. 138”) to the registration statement on Form N-1A of Unified Series Trust in respect of its series Bell Worldwide Trends Fund, Leeb Focus Fund, Roosevelt Multi-Cap Fund, Symons Value Institutional Fund, Symons Capital Appreciation Institutional Fund, and Symons Small Cap Institutional Fund (each a “Fund” and collectively, the “Funds”).

          The primary purpose of this filing is to add a new Summary Prospectus for each Fund, each conformed to incorporate comments you previously provided with respect to the Mirzam Capital Appreciation Fund and other series of Unified Series Trust. All other sections contain information substantially similar to the prospectus and SAI currently on file for the applicable Fund.

           We intend to submit a 485(b) filing for each Fund after PEA 138 becomes effective to submit the audited financial highlights, annual performance information and other necessary information. Each Fund’s post-effective amendment is due by March 31, 2010. We would greatly appreciate your assistance in meeting this deadline. We look forward to receiving your comments. If you have any questions regarding PEA No. 138, please contact me at (314) 552-6295.

Sincerely,

THOMPSON COBURN LLP

By: /s/ Dee Anne Sjögren